Business Combination (Tables)	9 Months Ended
Sep. 30, 2020
Business Combinations [Abstract]
Schedule of fair value of the assets acquired and the liabilities	Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows:

As of acquisition date
RMB
Consideration	7,700
Noncontrolling interests	624

Total	8,324

Cash and cash equivalents	1,302
Other tangible assets	156
Liabilities assumed	(72)
Goodwill	6,938

Total	8,324